CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net income		$ 863	$ 1,247	$ 797
Other comprehensive income (loss), net of tax:
Change in net unrealized investment gains		766	426	579
Foreign currency translation		77	(70)	15
Change in discount rate for future policy benefits		(82)	123	(268)
Change in instrument-specific credit risk for market risk benefits		186	(174)	(8)
Defined benefit pension plan adjustment		(30)	19	85
Total other comprehensive income		917	324	403
Attributable to:
Non-controlling interests		97	33	1
Comprehensive income		1,780	1,571	1,200
Class A exchangeable and Class B shareholders
Attributable to:
Comprehensive income	[1]	16	14	5
Class C Shares
Attributable to:
Comprehensive income		$ 1,667	$ 1,524	$ 1,194

[1]	On August 29, 2024, the Company redesignated all of its Class A-1 exchangeable shares into its Class A exchangeable shares. Amounts attributable to Class A exchangeable and Class B shareholders include amounts attributable to Class A-1 exchangeable shareholders prior to the redesignation.